Allowance For Loan Losses (Rollforward Of The Allowance For Loan Losses By Portfolio Segment) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	$ 232,448,000		$ 253,809,000		$ 276,963,000
Charge-offs	(75,856,000)		(90,446,000)		(121,418,000)
Recoveries	44,650,000		42,085,000		43,264,000
Provision/(provision credit) for loan losses	9,000,000		27,000,000		55,000,000
Ending Balance	210,242,000		232,448,000		253,809,000
Allowance - individually evaluated for impairment	51,032,000		63,628,000		77,334,000
Allowance - collectively evaluated for impairment	157,528,000		165,635,000		175,658,000
Allowance - purchased credit impaired loans	1,682,000		3,185,000		817,000
Individually evaluated for impairment	308,049,000		342,345,000		400,468,000
Collectively evaluated for impairment	17,337,055,000		15,846,431,000		14,941,780,000
Purchase credit impaired loans - recorded investment	41,398,000		41,390,000		46,826,000
Loans, net of unearned income	17,686,502,000	[1]	16,230,166,000		15,389,074,000
Commercial Financial And Industrial Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	67,011,000		86,446,000		96,191,000
Charge-offs	(22,406,000)		(20,492,000)		(22,936,000)
Recoveries	13,339,000		9,666,000		12,487,000
Provision/(provision credit) for loan losses	15,693,000		(8,609,000)		704,000
Ending Balance	73,637,000		67,011,000		86,446,000
Allowance - individually evaluated for impairment	3,643,000		5,173,000		14,295,000
Allowance - collectively evaluated for impairment	69,980,000		61,806,000		72,132,000
Allowance - purchased credit impaired loans	14,000		32,000		19,000
Individually evaluated for impairment	30,472,000		35,698,000		80,231,000
Collectively evaluated for impairment	10,389,841,000		8,966,512,000		7,836,250,000
Purchase credit impaired loans - recorded investment	16,077,000		5,076,000		7,095,000
Loans, net of unearned income	10,436,390,000		9,007,286,000		7,923,576,000
Commercial Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	18,574,000		10,603,000		19,997,000
Charge-offs	(3,550,000)		(3,741,000)		(3,502,000)
Recoveries	1,876,000		4,150,000		4,275,000
Provision/(provision credit) for loan losses	8,259,000		7,562,000		(10,167,000)
Ending Balance	25,159,000		18,574,000		10,603,000
Allowance - individually evaluated for impairment	481,000		796,000		1,600,000
Allowance - collectively evaluated for impairment	23,519,000		14,702,000		8,218,000
Allowance - purchased credit impaired loans	1,159,000		3,076,000		785,000
Individually evaluated for impairment	9,055,000		19,430,000		27,812,000
Collectively evaluated for impairment	1,644,792,000		1,222,658,000		1,066,639,000
Purchase credit impaired loans - recorded investment	21,088,000		35,629,000		38,828,000
Loans, net of unearned income	1,674,935,000		1,277,717,000		1,133,279,000
Consumer Real Estate Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	113,011,000		126,785,000		128,949,000
Charge-offs	(30,068,000)		(45,391,000)		(73,642,000)
Recoveries	23,895,000		22,824,000		21,360,000
Provision/(provision credit) for loan losses	(26,224,000)		8,793,000		50,118,000
Ending Balance	80,614,000		113,011,000		126,785,000
Allowance - individually evaluated for impairment	31,278,000		40,778,000		44,173,000
Allowance - collectively evaluated for impairment	48,828,000		72,156,000		82,601,000
Allowance - purchased credit impaired loans	508,000		77,000		11,000
Individually evaluated for impairment	165,684,000		173,225,000		170,422,000
Collectively evaluated for impairment	4,596,654,000		4,874,171,000		5,162,060,000
Purchase credit impaired loans - recorded investment	4,180,000		675,000		889,000
Loans, net of unearned income	4,766,518,000	[2]	5,048,071,000	[2]	5,333,371,000
Permanent Mortgage Portfolio Segment
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	19,122,000		22,491,000		24,928,000
Charge-offs	(3,141,000)		(5,891,000)		(9,934,000)
Recoveries	1,687,000		2,314,000		2,473,000
Provision/(provision credit) for loan losses	1,279,000		208,000		5,024,000
Ending Balance	18,947,000		19,122,000		22,491,000
Allowance - individually evaluated for impairment	15,463,000		16,627,000		17,042,000
Allowance - collectively evaluated for impairment	3,484,000		2,495,000		5,449,000
Allowance - purchased credit impaired loans	0		0		0
Individually evaluated for impairment	102,461,000		113,459,000		121,458,000
Collectively evaluated for impairment	351,662,000		425,502,000		540,784,000
Purchase credit impaired loans - recorded investment	0		0		0
Loans, net of unearned income	454,123,000		538,961,000		662,242,000
Credit Card & Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Beginning Balance	14,730,000		7,484,000		6,898,000
Charge-offs	(16,691,000)		(14,931,000)		(11,404,000)
Recoveries	3,853,000		3,131,000		2,669,000
Provision/(provision credit) for loan losses	9,993,000		19,046,000		9,321,000
Ending Balance	11,885,000		14,730,000		7,484,000
Allowance - individually evaluated for impairment	167,000		254,000		224,000
Allowance - collectively evaluated for impairment	11,717,000		14,476,000		7,258,000
Allowance - purchased credit impaired loans	1,000		0		2,000
Individually evaluated for impairment	377,000		533,000		545,000
Collectively evaluated for impairment	354,106,000		357,588,000		336,047,000
Purchase credit impaired loans - recorded investment	53,000		10,000		14,000
Loans, net of unearned income	$ 354,536,000		$ 358,131,000		$ 336,606,000

[1]	December 31, 2015 includes $29.7 million of held-to-maturity consumer mortgage loans secured by residential real estate in process of foreclosure.
[2]	Balances as of December 31, 201 5 and 201 4 , include $ 52. 8 million and $ 76.8 million of restricted real estate loans, respectively. See Note 21 - Variable Interest Entities for additional information.